Intangible Assets, Net and Goodwill - Net carrying amount of goodwill, indefinite-lived trademarks and concessions (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	$ 41,123,587
Balance at end of the period	40,389,842	$ 41,123,587
Goodwill.
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	13,904,998	14,036,657
Retirements		(131,659)
Balance at end of the period	13,904,998	13,904,998
Goodwill. | Cable Segment
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	13,794,684	13,794,684
Balance at end of the period	13,794,684	13,794,684
Goodwill. | Other Businesses Segment
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	110,314	241,973
Retirements		(131,659)
Balance at end of the period	110,314	110,314
Indefinite-lived trademarks
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	32,828	35,242
Retirements		(2,429)
Foreign currency translation adjustments		15
Balance at end of the period	32,828	32,828
Indefinite-lived trademarks | Cable Segment
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	32,828	32,813
Foreign currency translation adjustments		15
Balance at end of the period	32,828	32,828
Indefinite-lived trademarks | Other Businesses Segment
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period		2,429
Retirements		(2,429)
Concessions
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	15,166,067	15,166,067
Balance at end of the period	15,166,067	15,166,067
Concessions | Cable Segment
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	15,070,025	15,070,025
Balance at end of the period	15,070,025	15,070,025
Concessions | Sky Segment
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	96,042	96,042
Balance at end of the period	96,042	96,042
Intangible Assets with Finite Useful Lives
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	12,019,694
Balance at end of the period	11,285,949	12,019,694
Intangible Assets with Finite Useful Lives | Trademarks
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	111,526
Balance at end of the period	$ 48,314	$ 111,526